Operating Segments - Summary of External Revenue by Location of Customers (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenue	€ 53,618	€ 75,931
Percentage of entity's revenue	100.00%	100.00%
SPAIN
Disclosure of geographical areas [line items]
Revenue	€ 10,206	€ 12,801
Percentage of entity's revenue	19.00%	17.00%
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	€ 11,011	€ 18,899
Percentage of entity's revenue	21.00%	25.00%
ITALY
Disclosure of geographical areas [line items]
Revenue	€ 559	€ 1,546
Percentage of entity's revenue	1.00%	2.00%
GERMANY
Disclosure of geographical areas [line items]
Revenue	€ 16,091	€ 19,147
Percentage of entity's revenue	30.00%	25.00%
Other Countries [Member]
Disclosure of geographical areas [line items]
Revenue	€ 15,751	€ 23,538
Percentage of entity's revenue	29.00%	31.00%